Cover	May 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-10989
Entity Registrant Name	VENTAS, INC.
Entity Central Index Key	0000740260
Entity Tax Identification Number	61-1055020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 North LaSalle Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	877
Local Phone Number	483-6827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.25 par value
Trading Symbol	VTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false